Cash and deposits with financial institutions	3 Months Ended
Jan. 31, 2026
Text Block [Abstract]
Cash and deposits with financial institutions
5.	Cash and deposits with financial institutions

	As at
($ millions)	January 31 2026		October 31 2025
Cash and non-interest-bearing deposits with financial institutions	$8,732		$10,256
Interest-bearing deposits with financial institutions	65,106		55,711
Total	$73,838	(1)	$65,967	(1)
(1)	Net of allowances of $3 (October 31, 2025 – $4).
The Bank is required to maintain balances with central banks, other regulatory authorities and certain counterparties and these amounted to $5,216 million (October 31, 2025 – $6,759 million) and are included above.